Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2021
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A